Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt [Abstract]
Debt - Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2023
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,325		1,325	240	1,085	13.3	6.3%
EUR bonds	4,569		4,569	2,335	2,234	5.1	2.0%
Forward contracts	396	321	76	76		0.8	1.4%
Lease liabilities	1,074	211	864	505	358	3.9	3.1%
Bank borrowings	203	1	201	201		1.2	4.2%
Other long-term debt	-	-	-	-	-	7.4	1.2%
Long-term debt	7,568	532	7,035	3,357	3,678	6.0	2.9%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2022
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,378		1,378	250	1,128	14.3	6.3%
EUR bonds	4,061		4,061	1,836	2,225	5.7	1.7%
Forward contracts	858	606	252	252		1.0
Lease liabilities	1,082	230	852	504	348	3.9	2.4%
Bank borrowings	705	2	702	702		1.9	1.7%
Other long-term debt	28	4	24	17	6	8.9	2.9%
Long-term debt	8,111	842	7,270	3,562	3,706	6.1	2.4%

Debt - Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2022	2023
Unsecured EUR Bonds
Due 30/03/2025; 1 3/8%	1.509%	346	346
Due 22/05/2026; 1/2%	0.608%	750	750
Due 05/05/2027; 1 7/8%	2.049%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 05/11/2029; 2 1/8%	2.441%	650	650
Due 30/03/2030; 2%	2.128%	500	500
Due 08/09/2031; 4 2/8%	4.330%		500
Due 05/05/2033; 2 5/8%	2.710%	600	600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	51	49
Due 15/05/2025; 7 1/8%	6.794%	78	75
Due 01/06/2026; 7 1/5%	6.885%	119	114
Due 03/11/2038; 6 7/8%	7.210%	683	657
Due 15/03/2042; 5%	5.273%	470	452
Adjustments1)		(57)	(47)
Unsecured Bonds		5,439	5,894
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Debt - Lease liabilities [Text Block]

Philips Group

Lease liabilities

in millions of EUR

	2022			2023
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	251	21	230	239	28	211
Between one and five years	554	49	505	572	67	505
More than five years	376	28	348	388	30	358
Lease liabilities	1,180	98	1,082	1,200	125	1,074

Debt - Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR
	2022	2023
Short-term bank borrowings	89	122
Current portion of long-term debt	842	532
Short-term debt	931	654